Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Longboard Fund Class A
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class A
Trading Symbol	LONAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2024 - November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 855-294-7540.
Additional Information Phone Number	855-294-7540
Additional Information Website	www.longboardfunds.com/resources
Expenses [Text Block]	What were the Fund’s costs for the last 6 months? (based on a hypothetical $10,000 investment)
Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$120	2.24%*

*	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.24%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

A combination of trend following and active risk management allowed the Fund to gain exposure to the rise in equities. Now that the market has rallied further, the Fund is well positioned to benefit from any further small and mid-cap momentum as the Fund ended the year with a portfolio more concentrated in quality small and mid-cap companies.

Even with uncertainty in the markets, the Fund performed in line with expectations. The Fund’s focus on active risk management has helped mitigate risks. As a result, investors can remain confident in the Fund’s ability to navigate different market cycles while capitalizing on emerging opportunities.

Line Graph [Table Text Block]	Total Return Based on a $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 11/30/2024
	6 Month	1 Year	5 Years	Since Inception (12/9/2015)
LONAX (Without Load)	13.29%	29.16%	10.26%	8.29%
LONAX (With Load)	6.77%	21.78%	8.95%	7.58%
S&P 500 Index	15.07%	33.89%	15.77%	14.82%
Russell 2000 Total Return Index	18.40%	36.43%	9.90%	10.26%
Morningstar Moderate Target Risk Index	8.02%	17.15%	6.45%	7.33%
ICE BofA 3-Month U.S. Treasury Bill	2.57%	5.35%	2.42%	1.93%

Net Assets	$ 151,735,306
Holdings Count | Integer	749
Advisory Fees Paid, Amount	$ 1,297,978
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 11/30/2024
Total Net Assets	$151,735,306
# of Portfolio Holdings	749
Portfolio Turnover Rate	49%
Advisory Fees Paid	$1,297,978

Holdings [Text Block]

Largest Holdings [Text Block]
Top 10 Holdings
Holding Name	% of Net Assets
Welltower, Inc.	0.2%
Boston Scientific Corporation	0.2%
GoDaddy, Inc., Class A	0.2%
Packaging Corporation of America	0.2%
Motorola Solutions, Inc.	0.2%
TJX Companies, Inc. (The)	0.2%
Fiserv, Inc.	0.2%
Progressive Corporation (The)	0.2%
Unum Group	0.2%
Trane Technologies PLC	0.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended November 30, 2024.
Longboard Fund Class I
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class I
Trading Symbol	LONGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2024 - November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at 855-294-7540.
Additional Information Phone Number	855-294-7540
Additional Information Website	www.longboardfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
Institutional	$106	1.99%*
*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.99%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

A combination of trend following and active risk management allowed the Fund to gain exposure to the rise in equities. Now that the market has rallied further, the Fund is well positioned to benefit from any further small and mid-cap momentum as the Fund ended the year with a portfolio more concentrated in quality small and mid-cap companies.

Even with uncertainty in the markets, the Fund performed in line with expectations. The Fund’s focus on active risk management has helped mitigate risks. As a result, investors can remain confident in the Fund’s ability to navigate different market cycles while capitalizing on emerging opportunities.

Line Graph [Table Text Block]	Total Return Based on a $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 11/30/2024
	6 Month	1 Year	5 Years	Since Inception (3/19/2015)
LONGX	13.42%	29.51%	10.54%	8.13%
S&P 500 Index	15.07%	33.89%	15.77%	13.59%
Russell 2000 Total Return Index	18.40%	36.43%	9.90%	8.55%
Morningstar Moderate Target Risk Index	8.02%	17.15%	6.45%	6.43%
ICE BofA 3-Month U.S. Treasury Bill	2.57%	5.35%	2.42%	1.79%

Net Assets	$ 151,735,306
Holdings Count | Integer	749
Advisory Fees Paid, Amount	$ 1,297,978
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 11/30/2024
Total Net Assets	$151,735,306
# of Portfolio Holdings	749
Portfolio Turnover Rate	49%
Advisory Fees Paid	$1,297,978

Holdings [Text Block]

Largest Holdings [Text Block]
Top 10 Holdings
Holding Name	% of Net Assets
Welltower, Inc.	0.2%
Boston Scientific Corporation	0.2%
GoDaddy, Inc., Class A	0.2%
Packaging Corporation of America	0.2%
Motorola Solutions, Inc.	0.2%
TJX Companies, Inc. (The)	0.2%
Fiserv, Inc.	0.2%
Progressive Corporation (The)	0.2%
Unum Group	0.2%
Trane Technologies PLC	0.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended November 30, 2024.

[1]	Annualized
[2]	Annualized